As filed with the Securities and Exchange Commission on November 21, 2025.

RegistrationNos. 333-240071
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 11	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 690 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depositor’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on November 21, 2025, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement to the Statutory Prospectus and Initial Summary Prospectus
dated May 1, 2025, as amended November 21, 2025, for the
Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Pacific Advisory Variable Annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectuses or by calling us at (800) 748-6907 to request a free copy. All Rate Sheet Prospectus Supplements are filed and available on the EDGAR system at www.sec.gov by typing “Pacific Advisory Variable Annuity” or by searching the Contract file number “333-240071”- under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Portfolio Income Protector (Single) or (Joint) optional riders in effect on or after the date below. For complete information about Portfolio Income Protector (Single) or (Joint), see the Prospectus.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement)* signed on or after May 1, 2025.

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com/prospectuses or call us at (800) 748-6907 to confirm the most current percentages.

The following applies to Contracts issued on and after December 15, 2025:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	1.93%[2]

3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35% [3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,316.04

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Least expensive combination of base Contract and Fund fees and expenses

●         No optional benefits

●         No sales charges or advisory fees

●         No additional purchase payments, transfers, or withdrawals

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●         No sales charges or advisory fees

●         No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3]	As a percentage of Fund net assets.

4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Portfolio Income Protector (Single)	1.25%	5.0%
Portfolio Income Protector (Joint)	1.35%	5.0%

The current Withdrawal Percentages are the following:

Age*	Portfolio Income Protector (Single)	Portfolio Income Protector (Joint)
Before 59½	0%	0%
59½	4.70%	4.25%
60	4.70%	4.25%
61	4.70%	4.25%
62	4.70%	4.25%
63	4.70%	4.25%
64	4.70%	4.25%
65	5.05%	4.55%
66	5.05%	4.55%
67	5.05%	4.55%
68	5.05%	4.55%
69	5.05%	4.55%
70	5.45%	4.95%
71	5.45%	4.95%
72	5.45%	4.95%

73	5.45%	4.95%
74	5.45%	4.95%
75	5.95%	5.40%
76	5.95%	5.40%
77	5.95%	5.40%
78	5.95%	5.40%
79	5.95%	5.40%
80	6.55%	5.95%
81	6.55%	5.95%
82	6.55%	5.95%
83	6.55%	5.95%
84	6.55%	5.95%
85	7.30%	6.60%
86	7.30%	6.60%
87	7.30%	6.60%
88	7.30%	6.60%
89	7.30%	6.60%
90	8.25%	7.50%
91	8.25%	7.50%
92	8.25%	7.50%
93	8.25%	7.50%
94	8.25%	7.50%
95 and older	9.50%	8.65%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic Reset occurs.

In order for you to receive the percentages reflected above, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced above, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 90 calendar days after the application (or Regulation 60 paperwork if a replacement) sign date. Once the rider is issued, your percentages will not change as long as you own the rider (even if an Automatic Reset occurs as described in the Reset of Protected Payment Base subsection within each rider).

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.
●	If any Withdrawal Percentage increased, you will receive the higher percentages in effect on the issue date.
●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, or you elect to purchase a rider within 60 calendar days after the Contract issue date, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a rider, review the Supplement provided to you at Contract issue, review the rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 748-6907 prior to submitting your paperwork if you have any questions.

Form No. PAVANYRS1125

Supplement to the Statutory Prospectus dated May 1, 2025, as amended November 21, 2025, for the Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

The purpose of this supplement is to revise information in the Statutory Prospectus (the “Prospectus”) for the Pacific Advisory Variable Annuity contracts issued by Pacific Life & Annuity Company to reflect certain decreases in the annual Base Contract Expenses charge and increase in maximum issue and annuitization age effective December 15, 2025.

This supplement must be preceded or accompanied by the Prospectus for your Contract. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 748-6907, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The annual Base Contract Expenses charge currently reflected in the Prospectus, dated May 1, 2025, will continue to apply to Contracts issued prior to December 15, 2025.

 The changes outlined below will become effective December 15, 2025.

The annual Base Contract Expenses charge reflected below will apply to Contracts issued on or after December 15, 2025.

In the Statutory Prospectus

For Contracts issued on and after December 15, 2025, the following ONGOING FEES AND EXPENSES section under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT in the Prospectus will apply:

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1,2]	0.45% [1]
	2. Portfolio Company fees and expenses	0.03% [3]	2.43% [3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15% [4]	1.35% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $457.97	Highest Annual Cost: $3,664.78
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

Contract and Fund fees and expenses ● No optional benefits ● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals	● No sales charges or advisory fees ● No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3]	As a percentage of Fund net assets.

[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

For Contracts issued on and after December 15, 2025, the following ANNUAL CONTRACT EXPENSES – Base Contract Expenses section under FEE TABLES in the Prospectus will apply:

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1]	0.45%

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

For Contracts issued on and after December 15, 2025, the following Mortality and Expense Risk Charge section under CHARGES, FEES AND DEDUCTIONS in the Prospectus will apply:

We assess a charge against the assets of each Subaccount to compensate for certain mortality and expense risks that we assume under the Contract (the “Risk Charge”). The risk that an Annuitant will live longer (and therefore receive more annuity payments) than we predict through our actuarial calculations at the time the Contract is issued is “mortality risk.” The risk that the expense charges and fees under the Contract and Separate Account are less than our actual administrative and operating expenses is called “expense risk.”

The Risk Charge is assessed and deducted daily at an annual rate equal to 0.15% of each Subaccount’s assets.

However, as calculated on the later of the Issue Date or most recent Contract Quarter Anniversary, we will reduce the Risk Charge for the upcoming Contract quarter by:

0.05% if the contract Value is between $500,000 and $999,999.99, or
0.10% if the contract Value is equal to or greater than $1,000,000.

If the Contract Value subsequently falls below a Risk Charge reduction-qualifying amount on any Quarterly Anniversary, the Risk Charge will be reinstated to 0.15% (if less than $500,000) or 0.10% (if between $500,000 and $999,999.99) for the following Contract quarter. We will notify you in writing if you become eligible, or no longer qualify, for a reduction of the Risk charge based on your Contract Value.

The Risk Charge will stop at the Annuity Date (the Risk Charge will be assessed on the Annuity Date then discontinue thereafter) if you select fixed annuity payments. The Risk Charge (excluding any increase for optional benefits) will continue after the Annuity Date if you choose variable annuity payments, even though we do not bear mortality risk if your Annuity Option is Period Certain Only. If you choose variable annuity payments, the reduction of the Risk Charge based on your Contract Value will no longer apply and the Risk Charge will be reinstated to an annual rate equal to 0.15%.We will realize a gain if the Risk Charge exceeds our actual cost of expenses and benefits, and will suffer a loss if such actual costs exceed the Risk Charge. Any gain will become part of our General Account. We may use it for any reason, including covering sales expenses on the Contracts.

We increase your Risk Charge if you purchase an Optional Death Benefit Rider. See the Optional Death Benefit Rider Charges section in the Prospectus.

The following sentences from the Prospectus will be deleted and replaced in the section BUYING YOUR CONTRACT - How to Apply for Your Contract.

The maximum age of a Contract Owner/Annuitant, including Joint Owners, Joint Annuitants, and Contingent Annuitants, for which a Contract will be issued is 90. We may issue Contracts to applicants between the ages of 91 and 95 when minimum Purchase Payment requirements are met. We reserve the right to reject additional Purchase Payments. Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 for up to an issue age of 85 ($1,000,000 for applicants ages 86-95). We reserve the right to change this administrative practice in the future. For purposes of this limit, the aggregate purchase payments are based on all contracts for which you are either owner and/or annuitant.

The following sentences from the Prospectus will be deleted and replaced in the section ANNUITIZATION - Choosing Your Annuity Date.

If you have a sole Annuitant, your Annuity Date cannot be later than the sole Annuitant’s 110th birthday. If you have Joint Annuitants, your Annuity Date cannot be later than your younger Joint Annuitant’s 110th birthday. Different requirements may apply as required by any applicable state law or the Code. We may, at our sole discretion, allow you to extend your Annuity Date. We reserve the right, at any time, to not offer any extension to your Annuity Date regardless of whether we may have granted any extensions to you or to any others in the past. Some distribution firms may not allow their clients to extend the Annuity Date.

The following sentences from the Prospectus will be deleted and replaced in the section ANNUITIZATION - Default Annuity Date and Options.

If you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 110th birthday or your younger Joint Annuitant’s 110th birthday, whichever applies. If you have a Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 110th birthday.

PAVANYSUPP1125

Prospectus

(Included in Registrant’s Form N-4, File No. 333-240071 Accession No.  0001104659-25-039294 filed on April 25, 2025, supplemented on October 9, 2025, Accession No. 0001104659-25-098249, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-240071 Accession No. 0001104659-25-039294 filed on April 25, 2025, supplemented on October 9, 2025, Accession No. 0001104659-25-098249, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific Advisory Variable Annuity)

Item 27. Exhibits

(1)	Board of Directors Resolution

(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w1xay.htm

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x3xa.htm

(b)

Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d3dc.htm

(4)	Contracts

(a)

Individual Flexible Premium Deferred Variable Annuity Contract; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-128401 filed on November 23, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920128401/a20-36479_1ex99d4a.htm

(1)

Contract Specifications; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-128401 filed on November 23, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920128401/a20-36479_1ex99d4a1.htm

(b)

Qualified Retirement Plan Rider (Form No. 20-2269); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxby.htm

(c)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxcy.htm

(d)

Individual Retirement Annuity Rider (Form No. 20-2266); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxdy.htm

(e)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxey.htm

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxfy.htm

(g)

Return of Purchase Payments Death Benefit Rider; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-128401 filed on November 23, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920128401/a20-36479_1ex99d4g.htm

(h)

Guaranteed Withdrawal Benefit XXV Rider Single Life (Portfolio Income Protector) (Form No. 20-2050) ; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-017188 filed on February 10, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921017188/0001104659-21-017188-index.htm

(i)

Guaranteed Withdrawal Benefit XXV Rider – Joint Life (Portfolio Income Protector) (Form 20-2051) ; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-017188 filed on February 10, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921017188/0001104659-21-017188-index.htm

(5)	Applications

(a)

Variable Annuity Application; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-128401 filed on November 23, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920128401/a20-36479_1ex99d5a.htm

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Articles of Incorporation of PM Group Life; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xay.htm

(b)

Amended and Restated Articles of Incorporation of PL&A; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xby.htm

(c)

By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xcy.htm

(7)	Reinsurance Contracts

Inapplicable

(8)	Participation Agreements

(a)

Pacific Select Fund Participation Agreement; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201500083/dex998a.txt

(1)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed August 15, 2014, and incorporated by reference herein This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(b)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w8xby.htm

(c)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(d)

BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement and the First and Second Amendments to the Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxfy.htm

(1)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xdx1.htm

(2)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-13-399541 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399541/d609163dex998d4.htm

(3)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(4)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-19-022578 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919022578/a19-6028_1ex99d8dd6.htm

(e)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xe.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xex1.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xex2.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-14-148938 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148938/d655305dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998e4.htm

(f)

BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement and First Amendment to the Administrative Services Agreement; ); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xg.htm

(1)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(2)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(3)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998g4.htm

(g)

Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xh.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xhx1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998h4.htm

(5)

Fifth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8g5.htm

(h)

AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xi.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xkyx1y.htm

(i)

Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xj.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d8dj1.htm

(j)

Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xk.htm

(k)

PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xr.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xrx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xrx2.htm

(l)

PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xt.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998v1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-14-148938 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148938/d655305dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-18-025554 filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918025554/a18-8137_1ex99d8dt3.htm

(m)

MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xu.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xux1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998u3.htm

(n)	(1)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xxy.htm

(2)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998v2.htm

(3)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d8dv3.htm

(o)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); ); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xw.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-20-048096 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048096/a20-9746_1ex99d8w3.htm

(4)

Fourth Amendment to the Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8o4.htm

(p)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xx.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xzyx1y.htm

(q)

American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123 12- 006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxjjy.htm

(r)

American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123 12- 006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ee1.htm

(s)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ff1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998ff2.htm

(t)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(u)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-13-399541 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399541/d609163dex998nn.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-14-148938 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148938/d655305dex998nn1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998nn2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-15-346554 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346554/d22820dex998nn3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

(5)

Fifth Amendment to Fund Participation and Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8u5.htm

(v)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-13-399541 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399541/d609163dex998oo.htm

(w)

Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000582/a09440a2exv99w8xdy.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998rr1.htm

(x)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998ss.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998ss1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998ss2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001193125-15-346554 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346554/d22820dex998ss3.htm

(y)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-184972, Accession No. 0001193125-15-134847 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515134847/d833339dex998tt.htm

(z)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d8dvv2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-20-048096 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048096/a20-9746_1ex99d8vv3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-20-048096 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048096/a20-9746_1ex99d8vv4.htm

(5)

Fifth Amendment to the Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8z5.htm

(aa)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

(4)

Fourth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-20-048096 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048096/a20-9746_1ex99d8ww4.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-20-048096 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048096/a20-9746_1ex99d8ww5.htm

(6)

Sixth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8aa6.htm

(bb)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d8deee.htm

(cc)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-17-024839 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024839/a16-17269_1ex99d8dfff.htm

(dd)

Participation Agreement with Northern Lights Variable Trust; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-20-086244 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920086244/a20-24949_1ex99d8dd.htm

(ee)

Participation Agreement with Goldman Sachs Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-20-122264 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920122264/a20-35062_1ex99d8ee.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-25-039294 filed on April 24, 2025, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465925039294/tm255221d1_ex99-xeex1.htm

(ff)

Administrative Services Agreement with Goldman Sachs Asset Management, L.P.; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-20-122264 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920122264/a20-35062_1ex99d8ff.htm

(gg)

Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.; Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998h1.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 17, 2020, File No. 333-153085, Accession Number 0001104659-20-048149. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8h2.htm

(3)

Third Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8gg3.htm

(hh)

Administrative Services Agreement with T. Rowe Price; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-20-086244 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920086244/a20-24949_1ex99d8hh.htm

(1)

First Amendment to Administrative Services Agreement; Included as part of the Registration Statement on Form N-6, File No. 333-231309, filed on July 31, 2019, Accession No. 0001104659-19-042835, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042835/a19-13237_1ex99d8g1.htm

(2)

Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231309, Accession No. 0001104659-20-047475 filed April 16, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920047475/a20-9361_1ex99d8g2.htm

(ii)

Participation Agreement with DFA Investment Dimensions Group Inc.; Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231309, Accession Number 0001104659-19-028108, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028108/a19-9294_1ex99d8ww.htm

(1)

First Amendment to the Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8ii1.htm

(jj)

Participation Agreement with Vanguard Variable Insurance Fund; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8jj.htm

(kk)

Participation Agreement with Schwab Annuity Portfolios; included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-006444, filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006444/a60189a2exv99w8xby.htm

(1)

First Amendment to Fund Participation Agreement; included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0001193125-14-147304, filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514147304/d655356dex998b1.htm

(2)

Second Amendment Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8kk2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-25-039294 filed on April 24, 2025, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465925039294/tm255221d1_ex99-xkkx3.htm

(ll)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-18-075047 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075047/a18-41641_1ex99dhhh.htm

(mm)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-18-075047 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075047/a18-41641_1ex99diii.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; included in Registrant’s Form N-4, File No. 333-240071, Accession No. 0001104659-20-086244 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920086244/a20-24949_1ex99d9.htm

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)

Powers of Attorney included in Registrant’s Form N-4, File No. 333-287425, Accession No.0001104659-25-075644, filed on August 8, 2025, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1094010/000110465925075644/tm2522121d1_ex99-xp.htm

(16)

Form of Initial Summary Prospectus; included in Registrant’s Form N-4, File No. 333-240071, Accession No.0001104659-25-039294, filed on April 25, 2025, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465925039294/tm255221d1_ex99-x16.htm

EX-101.SCH XBRL TAXONOMY EXTENSION SCHEMA

EX-101.DEF XBRL TAXONOMY EXTENSION DEFINITION LINKBASE

EX-101.LAB XBRL TAXONOMY EXTENSION LABEL LINKBASE

EX-101.PRE XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
Darryl D. Button	Director, Chairman, President, Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Jason Orlandi	Director, Executive Vice President and General Counsel
Dawn M. Behnke	Director and Executive Vice President
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Starla C. Yamauchi	Vice President and Secretary
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 21st day of November, 2025.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE & ANNUITY COMPANY

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer

PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Darryl D. Button *
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, Chief Executive Officer	November 21, 2025

Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	November 21, 2025

Vibhu R. Sharma*

		Director, Executive Vice President and General Counsel	November 21, 2025

Jason Orlandi*

		Vice President and Secretary	November 21, 2025

Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	November 21, 2025

Carol J. Krosky*

		Executive Vice President	November 21, 2025

Dawn M. Behnke*

		Senior Vice President and Treasurer	November 21, 2025

Craig W. Leslie*

*By:	/s/ ALISON RYAN		November 21, 2025

Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4/A File No. 333-287425, Accession Number 0001104659-25-075644 filed on August 8, 2025, as Exhibit (p).)